TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
NOTE 9:	TRADE AND OTHER PAYABLES

	December 31
	2025	2024
	USD thousands

Trade payables	207,020	228,514

Other payables:

Contract liabilities	10,723	11,546
Wages, salaries and related expenses	24,630	21,003
Provision for vacation	2,472	1,934
Institutions	1,178	864
Interest to pay	69	77
Pledged deposits	13	296
Others	2,197	2,806

	41,282	38,526